CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2013 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2014 Auto Ru USD ($)	Dec. 31, 2014 Auto Ru RUB	Aug. 19, 2014 Auto Ru USD ($)	Aug. 19, 2014 Auto Ru RUB	Dec. 31, 2014 KitLocate Ltd USD ($)	Dec. 31, 2014 KitLocate Ltd RUB	Mar. 12, 2014 KitLocate Ltd USD ($)	Mar. 12, 2014 KitLocate Ltd RUB	Dec. 31, 2014 KinoPoisk USD ($)	Dec. 31, 2014 KinoPoisk RUB	Oct. 14, 2013 KinoPoisk USD ($)	Oct. 14, 2013 KinoPoisk RUB
Cash and Cash Equivalents
Cash	$ 64.2	3,617.0	2,293.0
Cash equivalents:
Bank deposits	173.8	9,775.0	16,730.0
Investments in money market funds	75.6	4,253.0	14,371.0
Total cash and cash equivalents	313.6	17,645.0	33,394.0	7,425.0	593.6	5,930.0
Non current restricted cash	16.6	932.0	104.0				14.0	788.0			2.1	119.0
Other restricted cash	0.5	25.0
Accounts Receivable, Net
Trade receivables	68.1	3,835.0	2,858.0
Allowance for doubtful accounts	(2.3)	(132.0)	(73.0)
Total accounts receivable, net	65.8	3,703.0	2,785.0
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	1.3	73.0	75.0	89.0
Charges to expenses	1.3	75.0	21.0	17.0
Utilization	(0.3)	(16.0)	(23.0)	(31.0)
Balance at the end of the period	2.3	132.0	73.0	75.0
Other Current Assets
Interest receivable	32.2	1,811.0	423.0
VAT reclaimable	15.4	866.0	704.0
Restricted cash	10.0	565.0
Loans to employees	3.6	205.0
Other	5.2	289.0	205.0
Total other current assets	66.4	3,736.0	1,332.0
Amount paid to escrow account									14.0	504.0	1.6	92.0	3.9	142.0	3.0	169.0	3.0	97.0
Restricted cash in guarantee and pledge accounts	5.4	304.0
Other Non-current Assets
Interest receivable	5.9	332.0	728.0
Loans to employees	10.0	563.0	447.0
Loans granted	7.6	430.0	246.0
VAT reclaimable	4.9	278.0	116.0
Other receivables	0.1	2.0	4.0
Total other non-current assets	$ 28.5	1,605.0	1,541.0